ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued marketing expansion expenses	[1]	$ 1,026,243	$ 27,363
Accrued payroll and social insurance		795,689	479,431
Taxes payable		23,652	17,104
Other accrued expenses	[2]	206,004	317,504
Total accrued expenses and other current liabilities		$ 2,051,588	$ 841,402

[1]	Accrued marketing expansion expenses as of December 31, 2023 and 2024 primarily related to expenses incurred for expanding into markets including North America, Singapore, and Taiwan, China.
[2]	Other accrued expenses as of December 31, 2023 and 2024 mainly included payable rental fees and expenses paid by employees on behalf of the company, such as travel expenses, payable miscellaneous expenses such as utilities and office expenses for daily operations.